Income Taxes - Reconciliation of Federal Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Owned, Federal Income Tax Note [Line Items]
State and Local Income Tax Expense (Benefit), Continuing Operations	$ 409,000
Income Tax Examination, Penalties and Interest Expense	$ 79,500	$ 3,500	$ 1,500
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal corporate income tax rate	21.00%	35.00%	35.00%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.80%)	(2.80%)	(1.30%)
Bank owned life insurance	(1.10%)	(1.40%)	(1.20%)
Investments in qualified affordable housing projects, net of tax benefits	(1.30%)	(1.90%)	(1.70%)
KSOP dividend deduction	(0.60%)	(1.00%)	(1.00%)
Impact of the Tax Cuts and Jobs Act (1)	0.00%	1.00%	0.00%
Non-taxable gain on NewDominion common stock	(0.60%)	0.00%	0.00%
Other	0.10%	(0.00%)	0.10%
Effective tax rate	15.90%	28.90%	29.90%
Deferred Tax Liabilities, Deferred Expense		$ 1,900,000